Transactions and Balances with Related Parties (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
CEO [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
IPO bonus amount	$ 97
Chairman [Member]
Transactions and Balances with Related Parties (Details) [Line Items]
IPO bonus amount	$ 50